APPENDIX I.    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2


1.     Name  and  Address  of  Issuer:

Exeter  Insurance  Fund,  Inc.
1100  Chase  Square
Rochester,  New  York   14604

2. Name of each series or class of funds for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer,
check  the  box  but  do  not  list  series  or  classes):   [X]


3.     Investment  Company  Act  File  Number:   811-7439

       Securities  Act  File  Number:            33-64667

4(a).Last  day  of  fiscal  year  for  which  this  notice  is  filed:

     December  31,  2000
4(b).     Check  box  if  this  notice  is  being filed late (i.e., more than 90 calendar  days after the end of the issuer's fiscal year) (See instruction A.2):
[  ]

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).     Check  box  if  this  is  the last time the issuer will be filing this
Form.  [  ]


Page  1  of  3


Page  2  of  3

5.     Calculation  of  registration  fees

     (i)      Aggregate  sale  price  of  securities  sold  during  the
               fiscal  year pursuant to section 24(f):          $661,499

     (ii)     Aggregate  price  of  securities  redeemed  or
               repurchased  during  the  fiscal  year:          $563,633

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to
              the Commission:                              $0

     (iv)    Total  available  redemption  credits  [add  Items  5(ii)
               and  5  (iii)]:                           -$563,633

     (v)     Net  sales  -  if  Item  5(i)  is  greater  than  Item  5(iv)
               [subtract  Item  5(iv) from Item 5(i)]:    $97,866

     (vi) Redemption credits available for use in future years -if Item 5(i) is less than Item 5(iv) [subtract
               Item  5(iv)  from  Item  5  (i)]:           $(    0      )

     (vii)   Multiplier  for  determining  registration  fee
                     (See  Instruction  C.9)              x.000250

     (viii)  Registration  fee  due  [multiply  Item  5(v)  by  Item
                       5(vii)]  (enter  '0'  if  no  fee  is  due):
                                                    =$    24.47

6.     Prepaid  Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24c-2 as in effect before October 11, 1997, then report  the  amount of securities (number of shares or other unites)
deducted  here:                                 .
            If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in  future  fiscal  years,  then  state  that  number  here:

7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):
                                                             +$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                           -$24.47

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                                                3/22/01
Method  of  Delivery   [  X  ]     Wire  Transfer
                       [     ]     Mail  or  other  means
Page  3  of  3

                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

/s/Jodi L. Hedberg
By  Signature  and  Title:

Jodi  L.  Hedberg,  Corporate  Secretary

Date:  March  22,  2000

  -     Please print name and title of the signing officer below the signature.